Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Isntruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps	$ 23,478	$ (21,714)
Gain/(Loss) on interest rate swaps
Interest rate swaps	23,478	(21,714)
Total	$ 23,478	$ (21,714)